FEDERATED MANAGED POOL SERIES

                        Federated Investors Funds
                          5800 Corporate Drive
                   Pittsburgh, Pennsylvania 15237-7000
                            November 30, 2005

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED MANAGED POOL SERIES (the "Registrant")
            Federated Corporate Bond Strategy Portfolio

Dear Sir or Madam:

      Enclosed are filing materials for Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant.

      Our responses to comments have been submitted in a separate letter within this filing. This filing has been redlined to indicate changes that have been made to the Registration Statement since the initial filing on October 7, 2005.

      Assuming that our responses to your comments and the other changes made to the Registration Statement meet with your approval, the Registrant and its principal underwriter hereby request, pursuant to Rule 461 under the Securities Act of 1933, that the effective date of the Registration Statement be accelerated to 10:00 A.M. on December 15, 2005 or as soon thereafter as the Commission shall deem appropriate.

      If I may offer any further information to assist you in the review of this filing, please do not hesitate to contact Diane J.
Palmer at (412) 288-6812.

                                                Very truly yours,



                                                /s/ Todd C. Gibson
                                                Todd C. Gibson
                                                Secretary,
                                                Federated Securities
                                                Corp.



                                                /s/ Todd P. Zerega
                                                Todd P. Zerega
                                                Assistant Secretary
                                                Federated Managed Pool
Series